Related-party Transactions - Summary of Potential Compensation Pay-Outs (Detail) - Executive director [member] - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
STI: Cash bonus	€ 735,015	€ 667,585	€ 597,143
LTI: Performance shares	400.00%	300.00%	300.00%
Target [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Base salary	€ 550,000	€ 550,000	€ 550,000
Car allowance	40,000	40,000	40,000
STI: Cash bonus	605,000	605,000	550,000
LTI: Performance shares	2,200,000	1,650,000	1,650,000
Total	€ 3,395,000	€ 2,845,000	€ 2,790,000
STI: Cash bonus	110.00%	110.00%	100.00%
STI: Cash bonus	145.00%	145.00%	145.00%
LTI: Performance shares	400.00%	300.00%	300.00%
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Base salary	€ 550,000	€ 550,000	€ 550,000
Car allowance	40,000	40,000	40,000
STI: Cash bonus	877,000	877,000	798,000
LTI: Performance shares	3,850,000	2,887,000	2,887,000
Total	€ 5,317,000	€ 4,354,000	€ 4,275,000
STI: Cash bonus	145.00%	145.00%	145.00%
LTI: Performance shares	175.00%	175.00%	175.00%